Document and Entity Information	Aug. 17, 2023
Cover [Abstract]
Amendment Flag	true
Entity Central Index Key	0001060391
Document Type	8-K/A
Document Period End Date	Aug. 17, 2023
Entity Registrant Name	Republic Services, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	1-14267
Entity Tax Identification Number	65-0716904
Entity Address, Address Line One	18500 North Allied Way
Entity Address, City or Town	Phoenix
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85054
City Area Code	(480)
Local Phone Number	627-2700
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	RSG
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Description	As previously announced, the employment of Timothy E. Stuart, former Executive Vice President and Chief Operating Officer of Republic Services, Inc. (the “Company”), terminated on August 17, 2023 (the “Effective Date”). On August 26, 2023, the Company and Mr. Stuart entered into an agreement (the “Agreement”) regarding the terms of his separation of employment with the Company as of the Effective Date. Pursuant to the Agreement, the Company will provide Mr. Stuart with the following: